Business Segment and Geographical Information - Schedule of Distribution of Income from Operations by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Segment Reporting [Line Items]
Income from operations	$ 137,829	$ 230,939	$ 311,563	$ 457,909
Amortization of intangible assets	(50,100)	(59,100)	(100,400)	(118,000)	$ (227,200)
Loss on disposal of subsidiary undertaking	(32,947)	0	(32,947)	0
Operating Segments
Segment Reporting [Line Items]
Income from operations	220,884	289,996	444,897	575,912
Amortization of intangible assets	(50,108)	(59,057)	(100,387)	(118,003)
Loss on disposal of subsidiary undertaking	(32,947)	0	(32,947)	0
Ireland
Segment Reporting [Line Items]
Income from operations	123,676	199,606	248,880	362,984
Rest of Europe
Segment Reporting [Line Items]
Income from operations	34,974	7,978	66,699	44,821
U.S.
Segment Reporting [Line Items]
Income from operations	38,414	72,234	88,112	140,721
Rest of World
Segment Reporting [Line Items]
Income from operations	$ 23,820	$ 10,178	$ 41,206	$ 27,386